Stock Transactions and Stock-Based Compensation (Option Activity Under The Company's Stock Plans) (Details) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 $ / shares shares	Dec. 31, 2014 $ / shares shares	Jul. 02, 2016
Options, Outstanding [Roll Forward]
Outstanding at beginning of year, options | shares	24.9	30.0	30.7
Granted, options | shares	5.7	4.1	4.8
Exercised, options | shares	(5.3)	(7.8)	(4.5)
Cancelled/forfeited, options | shares	(1.2)	(1.4)	(1.0)
Adjustment due to Fortive Separation, options | shares	(5.2)
Outstanding at end of year, options | shares	18.9	24.9	30.0
Weighted Average Exercise Price, Outstanding [Roll Forward]
Outstanding as of beginning of year, weighted average exercise price | $ / shares	$ 43.75	$ 37.01	$ 32.48
Granted, weighted average exercise price | $ / shares	67.52	66.64	58.50
Exercised, weighted average exercise price | $ / shares	33.45	28.40	27.38
Cancelled/forfeited, weighted average exercise price | $ / shares	73.21	51.55	44.92
Adjustment due to Fortive Separation, weighted average exercise price | $ / shares	50.44
Outstanding as of end of year, weighted average exercise price | $ / shares	$ 50.07	$ 43.75	$ 37.01
Vested and expected to vest as of December 31, 2016, options | shares	18.2
Vested as of December 31, 2016, options | shares	8.8
Vested and expected to vest as of December 31, 2016, weighted average exercise price | $ / shares	$ 49.62
Vested as of December 31, 2016, weighted average exercise price | $ / shares	$ 37.00
Outstanding as of December 31, 2016, weighted average remaining contractual term (in years)	6 years
Vested and expected to vest as of December 31, 2016, weighted average remaining contractual term (in years)	6 years
Vested as of December 31, 2016, weighted average remaining contractual term (in years)	4 years
Outstanding as of December 31, 2016, aggregate intrinsic value | $	$ 522.4
Vested and expected to vest as of December 31, 2016, aggregate intrinsic value | $	515.4
Vested as of December 31, 2016, aggregate intrinsic value | $	$ 358.6
Separation conversion factor				1.32